CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 4,488,757	$ 9,953,708	$ 10,622,027	[1],[2]
Other comprehensive income
Foreign currency translation adjustment	840,945	1,410,560	590,146	[2]
Comprehensive income	5,329,702	11,364,268	11,212,173	[2]
Less/(Add): Comprehensive (loss)/income attributable to non-controlling interests	(16,728)	5,180	0	[2]
Comprehensive income attributable to TODA	$ 5,346,430	$ 11,359,088	$ 11,212,173	[2]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").